PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2024
Property and Buildings	$13,260,613	$13,518,768
Machinery and equipment	25,562,916	18,774,867
Automobiles	385,258	235,360
Office and electric equipment	5,558,848	193,294
Subtotal	44,767,635	32,722,289
Less: accumulated depreciation	(34,138,298)	(24,112,010)
Property and equipment, net	$10,629,337	$8,610,279

Depreciation expense was $422,670, $514,083 and $547,192 for the six months ended March 31, 2025, 2024 and 2023 respectively. Certain properties and equipment have been pledged as collateral under the bank loan agreement as discussed in Note 9.

As of March 31, 2025 and September 30, 2024, Qilian Chengdu made advance payments for property and buildings acquisition for $644,854 and $660,569, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.